Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

9. Commitments and Contingencies

Operating Leases

The Company leases its warehouses and office space under long-term lease arrangements. None of its leases include characteristics specified in ASC 842, Leases, that require classification as financing leases, and accordingly, these leases are accounted for as operating leases. The Company does not recognize a right-of-use asset and lease liability for short-term leases, which have terms of 12 months or less. For longer-term lease arrangements that are recognized on the Company’s Balance Sheet, the right-of-use asset and lease liability are initially measured at the commencement date based upon the present values of the lease payments due under the leases.

The implicit interest rates of the Company’s lease arrangements are generally not readily determinable and as such, the Company applies an incremental borrowing rate, which is established based upon the information available at the lease commencement date, to determine the present value of lease payments due under the arrangement. Under ASC 842, the incremental borrowing rate (IBR) for leases must be (1) a rate of interest over a similar term, and (2) for an amount that is equal to the lease payments. The Company uses both the Federal Reserve Economic Data (FRED) U.S. corporate debt effective yield and the U.S. Treasury rates adjusted for credit spread as the primary data points for purposes of determining the IBR.

In the first quarter of 2022, the Company entered into two new long-term, non-cancelable operating lease agreements for office and warehouse space resulting in the Company recognizing an additional lease liability totaling of $2,348,509, representing the present value of the lease payments discounted using an effective interest rate of 8.07% and 8.86%, and corresponding right-of-use assets of $2,348,509. The leases expire in December 2026  and December 2028. The second lease contains one three-year option to renew. The lease is guaranteed by a co-founder.

In the first quarter of 2021, the Company entered into a long-term, non-cancelable operating lease agreement for office and warehouse space resulting in the Company recognizing an additional lease liability totaling of $1,268,089, representing the present value of the lease payments discounted using an effective interest rate of 7.47% and a corresponding right-of-use asset of $1,268,089. The lease expires in January 2028 and contains one three-year option to renew. The lease is guaranteed by a co-founder.

The Company has two other leases—one that expired in January 2023 and one that expires in February 2025. The leases generally provide for annual increases based on a fixed amount and generally require the Company to pay real estate taxes, insurance, and repairs. Both leases are guaranteed by a co-founder.

The following is a summary of total lease costs during the three months and nine months ended September 30, 2023 and 2022:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Operating lease cost	$187,315	$198,795	$562,660	$561,949
Short-term lease costs	—	450	150	3,077
Variable lease costs	—	—	—	—
Sublease income	(10,440)	(25,022)	(39,476)	(98,364)
	$176,875	$174,223	$523,334	$466,662

The weighted-average remaining lease term was 4.78 years and 5.49 years as of September 30, 2023 and December 31, 2022, respectively. The weighted average discount rate was 8.48% and 8.48%, as of September 30, 2023 and December 31, 2022, respectively. Operating cash flows from the operating leases totaled $116,591 and $115,442 for the three months ended September 30, 2023 and 2022, respectively, and $350,794 and $322,112 for the nine months ended September 30, 2023 and 2022, respectively.

The total lease liability as of September 30, 2023 and December 31, 2022 was $2,883,217 and $3,220,019, respectively.

The following is a maturity analysis of the annual undiscounted cash flows of the operating lease liabilities as of September 30, 2023, for years ending September 30:

Total
2024	$731,243
2025	725,589
2026	727,150
2027	703,541
2028	532,833
Thereafter	112,569
Total future minimum lease payments	$3,532,925
Less imputed interest	(649,708)
Total	$2,883,217

Current lease liability	$506,743
Noncurrent lease liability	2,376,474
Total	$2,883,217

Subleases

The Company subleases office and warehouse space under one of its existing operating leases with similar terms as the Company’s lease agreements. Because the Company is not relieved of its primary obligations under the original lease, the Company accounts for the subleases as a lessor. Sublease rental income is recorded based on the contractual rental payments which are not substantially different from recognition on a straight-line basis over the lease term and totaled $10,440 and $25,022  during the three months ended September 30, 2023 and 2022, respectively, and $39,476 and $98,364  during the nine months ended September 30, 2023 and 2022, respectively. As of September 30, 2023 and December 31, 2022, deferred income and a sublease deposit totaled $4,445 and $14,168, respectively, and is included in accrued expenses and other current liabilities on the accompanying Balance Sheets.

The following are the total future minimum sublease payments as of September 30, 2023:

Twelve months ending September 30,
2024	$42,491
2025	17,922
Total future minimum lease payments	$60,413

Litigation

The Company may be involved from time to time in litigation or claims arising in the ordinary course of its business. While the ultimate liability, if any, arising from these claims cannot be determined with certainty, the Company believes that the resolution of any such matters will not likely have a material adverse effect on the Company’s financial statements.

On November 22, 2022, Expion360 Inc. (the “Company”) received notice of a complaint (the “Complaint”) filed against it in Oregon state court by Ravi Sinha. The Complaint alleges, inter alia, that Mr. Sinha is entitled to 282,284 shares of the Company’s common stock, or in the alternative, $300,000 plus interest in connection with services he previously rendered the Company as its chief executive officer. On March 21, 2023, the Company entered into a settlement agreement with Mr. Sinha and the matter has been resolved with cash and the issuance of common stock (see Note 10 – Stockholders’ Equity in Item 1 – Financial Statements of Part I – Financial Information).

10.    Commitments and Contingencies

Operating Leases

The Company leases its warehouses and office space under long-term lease arrangements. None of its leases include characteristics specified in ASC 842, Leases, that require classification as financing leases, and accordingly, these leases are accounted for as operating leases. The Company does not recognize a right-of-use asset and lease liability for short term leases, which have terms of 12 months or less. For longer-term lease arrangements that are recognized on the Company’s Balance Sheet, the right-of-use asset and lease liability are initially measured at the commencement date based upon the present values of the lease payments due under the leases.

The implicit interest rates of the Company’s lease arrangements are generally not readily determinable and as such, the Company applies an incremental borrowing rate, which is established based upon the information available at the lease commencement date, to determine the present value of lease payments due under the arrangement. Under ASC 842, the incremental borrowing rate (IBR) for leases must be (1) a rate of interest over a similar term, and (2) for an amount that is equal to the lease payments. The Company uses both the Federal Reserve Economic Data (FRED) U.S. corporate debt effective yield and the U.S. Treasury rates adjusted for credit spread as the primary data points for purposes of determining the IBR.

In the first quarter of 2022, the Company entered into two new long-term, non-cancelable operating lease agreements for office and warehouse space resulting in the Company recognizing an additional lease liability totaling of $2,348,509, representing the present value of the lease payments discounted using an effective interest rate of 8.07% and 8.86%, and corresponding right-of-use assets of $2,348,509. The leases expire in December 2026 and December 2028. The second lease contains one three-year option to renew. The lease is guaranteed by a co-founder.

In the first quarter of 2021, the Company entered into a long-term, non-cancelable operating lease agreement for office and warehouse space resulting in the Company recognizing an additional lease liability totaling of $1,268,089, representing the present value of the lease payments discounted using an effective interest rate of 7.47% and a corresponding right-of-use asset of $1,268,089. The lease expires in January 2028 and contains one three-year option to renew. The lease is guaranteed by a co-founder.

The Company has two other leases that expire in January 2023 and February 2025. The leases generally provide for annual increases based on a fixed amount and generally require the Company to pay real estate taxes, insurance, and repairs. Both leases are guaranteed by a co-founder.

The following is a summary of total lease costs for the years ending December 31, 2022 and 2021:

	Years Ended December 31,
	2022	2021
Operating lease cost	$760,743	$304,082
Short-term lease costs	3,527	4,846
Variable lease costs	—	—
Sublease income	(123,386)	(75,061)
	$640,884	$233,867

The weighted-average remaining lease term was 5.49 years and 5.64 years as of December 31, 2022 and 2021, respectively. The weighted average discount rate was 8.48% and 8.02%, as of December 31, 2022 and 2021, respectively. Operating cash flows from the operating leases totaled $440,139 and $177,688 for the years ended December 31, 2022 and 2021, respectively.

The total lease liability as of December 31, 2022 and 2021 was $3,220,019 and $1,311,649, respectively.

The following is a maturity analysis of the annual undiscounted cash flows of the operating lease liabilities as of December 31, 2022, for years ending December 31:

Total
2023	$719,220
2024	727,709
2025	718,157
2026	732,061
2027	694,040
Thereafter	471,736
Total future minimum lease payments	4,062,923
Less imputed interest	(842,904)
Total	$3,220,019

Current lease liability	$465,055
Noncurrent lease liability	2,754,964
Total	$3,220,019

Subleases

The Company subleases office and warehouse space under three of its existing operating leases with similar terms as the Company’s lease agreements. Because the Company is not relieved of its primary obligations under the original lease, the Company accounts for the subleases as a lessor. Sublease rental income is recorded based on the contractual rental payments which are not substantially different from recognition on a straight-line basis over the lease term and totaled $123,386 and $75,061 during the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, deferred income and a sublease deposit totaled $14,168 and $13,690, respectively, and is included in accrued expenses and other current liabilities on the accompanying Balance Sheets.

The following are the total future minimum sublease payments as of December 31, 2022:

Years ending December 31,
2023	$46,147
2024	36,242
2025	6,070
Total future minimum lease payments	$88,459

Litigation

The Company may be involved from time to time in litigation or claims arising in the ordinary course of its business. While the ultimate liability, if any, arising from these claims cannot be determined with certainty, the Company believes that the resolution of any such matters will not likely have a material adverse effect on the Company’s financial statements.

On November 22, 2022, Expion360 Inc. (the “Company”) received notice of a complaint (the “Complaint”) filed against it in Oregon state court by Ravi Sinha. The Complaint alleges, inter alia, that Mr. Sinha is entitled to 282,284 shares of the Company’s common stock, or in the alternative, $300,000 plus interest in connection with services he previously rendered the Company as its chief executive officer. On March 21, 2023, the Company entered into a settlement agreement with Mr. Sinha and the matter has been resolved.